PROPRIETARY TECHNOLOGIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Proprietary Technologies [Abstract]
Proprietary Technologies Disclosure [Text Block]
13.	PROPRIETARY TECHNOLOGIES

By an agreement dated November 12, 2008, TRW acquired an enzyme technology master license, registered under a Chinese patent, for the manufacturing of livestock feed and bioorganic fertilizer and its related labels for $8,000,000. On March 6, 2012 MEIJI acquired an aromatic-feed formula technology for the production of aromatic cattle for $1,500,000.

	June 30, 2013	December 31, 2012
	$	$

Cost	9,512,258	9,512,258
Less: Accumulated amortization	(1,605,591)	(1,397,634)
Net carrying amount	7,906,667	8,114,624

Amortization of proprietary technologies was $98,750 and $145,500 for the three months ended June 30, 2013 and 2012, respectively. Amortization of proprietary technologies was $207,957 and $194,000 for the six months ended June 30, 2013 and 2012, respectively. No impairments of proprietary technologies have been identified for the three months ended and the six months ended June 30, 2013 and 2012.

16.	PROPRIETARY TECHNOLOGIES
By an agreement dated November 12, 2008, TRW acquired an enzyme technology master license, registered under a Chinese patent, for the manufacturing of livestock feed and bioorganic fertilizer and its related labels for $8,000,000. On March 6, 2012 MEIJI acquired an aromatic-feed formula technology for the production of aromatic cattle for $1,500,000.

	2012	2011

Proprietary technologies	$9,512,258	$8,000,000
Less: Accumulated amortization	(1,397,634)	(1,022,325)
Net carrying amount	$8,114,624	$6,977,675

Amortization of proprietary technologies was $375,309 and $310,235 for the years ended December 31, 2012 and 2011, respectively. No impairments of proprietary technologies have been identified during the years ended December 31, 2012 and 2011.